Document and Entity Information - shares	12 Months Ended
	Jan. 31, 2019	Jun. 12, 2019
Document And Entity Information
Entity Registrant Name	NAKED BRAND GROUP Ltd
Entity Central Index Key	0001707919
Document Type	20-F/A
Document Period End Date	Jan. 31, 2019
Amendment Flag	true
Amendment Description	On October 10, 2019, following the approval of our audit committee, we engaged BDO Audit Pty Ltd ("BDO") as the principal accountant to audit the Company's financial statements, which engagement was approved by our shareholders at our annual general meeting held on December 16, 2019. BDO has re-audited our financial statements for the fiscal years ended January 31, 2019 and 2018 and for the seven months ended January 31, 2017. This Form 20-F/A is being filed by us as Amendment No. 1 to our annual report on Form 20-F for the fiscal year ended January 31, 2019, as filed with the Securities and Exchange Commission on June 14, 2019 (the "Original Form 20-F"), solely for the purpose of: amending and restating Items 17 and 18 to include our consolidated financial statements as re-audited by BDO. The only changes to our consolidated financial statements were to update Note 2(a) thereto ("Going Concern") and Note 36 ("Events occurring after the reporting date") to reflect events that occurred after June 20, 2019, the date the consolidated financial statements were initially issued; and amending and restating Item 5 to reflect the changes to Note 2(a) and Note 36 to our consolidated financial statements. Other than as stated above, this Form 20-F/A does not amend, update or restate the information in any other item of the Form 20-F as originally filed on June 14, 2019 or reflect any events that have occurred after the original filing of the Form 20-F on June 14, 2019. Pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, this Form 20-F/A also contains new certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. On December 20, 2019, we completed a reverse stock split of our ordinary shares, pursuant to which every 100 ordinary shares outstanding as of the effective time of the reverse stock split were combined into one ordinary share. All share and per share information in this MD&A is presented on a pre-reverse split basis.
Current Fiscal Year End Date	--01-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		59,487,636
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019